Note 30 - Financial Instruments - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Carrying amount	$ 3,649	$ 2,015
Zimbabwean operations [member]
Statement Line Items [Line Items]
Carrying amount	3,639	2,015
Other [member]
Statement Line Items [Line Items]
Carrying amount	$ 10